Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Property, plant and equipment	¥ 315	¥ 9,110
Intangible assets	165,279	66,212
Right-of-use assets	3,939	7,149
Goodwill	764	764
Prepayments, other receivables and other assets, net	22,090	110,236
Investments in associates and joint ventures	2,370
Total non-current assets	194,757	193,471
CURRENT ASSETS
Inventories, net		778
Trade receivables, net	22,844	9,279
Prepayments, other receivables and other assets, net	21,112	35,311
Due from related parties, net	303	2,377
Due from shareholders, net	1,913	99
Cash and cash equivalents	7,574	5,425
Total current assets	53,746	53,269
Total assets	248,503	246,740
EQUITY
Issued capital	221	198
Reserves	21,523	58,262
Equity attributable to equity holders of the parent	21,744	58,460
Non-controlling interests	1,813	2,328
Total equity	23,557	60,788
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings	3,000
Contract liabilities	12,376	415
Lease liabilities	2,487	4,650
Total non-current liabilities	17,863	5,065
CURRENT LIABILITIES
Trade payables	34,818	35,012
Other payables and accruals	87,859	50,163
Contract liabilities	6,314	20,688
Due to shareholders	12,566	325
Due to related parties	531	488
Interest-bearing loans and borrowings	62,226	69,045
Lease liabilities	1,706	4,123
Income tax payable	1,063	1,043
Total current liabilities	207,083	180,887
Total liabilities	224,946	185,952
Total equity and liabilities	¥ 248,503	¥ 246,740